BUSINESS COMBINATION	6 Months Ended
Sep. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
BUSINESS COMBINATION

NOTE – 3 BUSINESS COMBINATION

On September 1, 2025, the Company (the “Purchaser”) completed the acquisition of 100% of the equity interest in Capital Summit, a company incorporated under the laws of the British Virgin Islands, from an independent third party (the “Vendor”), for a cash consideration of US$1.7 million. Capital Summit is principally engaged in the provision of advisory and consultancy services. The acquisition was made as part of the Group's strategy to diversify and provide further synergy effects to the existing business of the Group.

The results of Capital Summit have been included in the Company’s unaudited condensed consolidated financial statements from the acquisition date of September 1, 2025. The revenue and earnings contributed by Capital Summit since the acquisition date, as well as the supplemental pro-forma revenue and earnings as if the acquisition had occurred at the beginning of the reporting period, were both nil.

The transaction qualified as a business combination in accordance with ASC 805 and was accounted for using the acquisition method. Accordingly, goodwill was determined as the excess of the consideration transferred over the preliminary estimated fair values of the identifiable assets acquired and liabilities assumed. The preliminary purchase price allocation is subject to adjustment, with the most significant items subject to change relating to the fair value measurement of the contingent consideration (refund receivable) and the resulting amount of goodwill recognized.

The purchase agreement includes a contingent arrangement that represents a refund right in favor of the Purchaser rather than additional consideration payable to the Vendor. Pursuant to the agreement, the Vendor provided a profit guarantee to the Purchaser. If the profit of Capital Summit for the relevant period from April 1, 2025 to March 31, 2026 is less than the guaranteed amount of US$0.17 million, the Vendor is required to compensate the Purchaser in cash for the shortfall multiplied by 10, where the refund amount is capped at US$1.7 million.

The final purchase price allocation is as follows:

	HKD	USD
Acquired assets:
Amount due from a related party	$8	$1
Fair value of net assets acquired	8	1
Goodwill recorded	13,259,992	1,699,999
Cash paid	$13,260,000	$1,700,000